Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500 (in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$327,337	$317,538
Deemed distributions of participant loans	(1,171)	(1,104)
Net assets available for benefits per Form 5500	$326,166	$316,434
The following is a reconciliation of total deductions per the financial statements for the year ended December 31, 2025, to Form 5500 (in thousands):

2025
Total deductions per the financial statements	$33,617
Add: deemed distributions of participant loans at December 31, 2025	1,171
Less: deemed distributions of participant loans at December 31, 2024	(1,104)
Total deductions per Form 5500	$33,684